Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases
Schedule of Lease Cost

The components of lease cost were as follows:

	For the Three Months Ended
	March 31,
	2026	2025
Description
Finance lease – interest	$102,788	$19,755
Finance lease – amortization	269,462	134,973
Total Lease Cost	$372,250	$154,728

	For the Years Ended
	December 31,
	2025	2024
Description
Finance lease - interest	$319,944	$25,275
Finance lease - amortization	3,211,697	89,748
Total Lease Cost	$3,531,641	$115,023

Schedule of Future Minimum Lease Payments

Future minimum lease payments at March 31, 2026 and December 31, 2025 are as follows:

	March 31,	December 31,
	2026	2025
Description
2026	1,019,783	1,324,782
2027	1,359,710	1,324,782
2028	1,359,710	1,324,782
2029	1,232,808	1,201,139
2030	389,086	379,091
Total	5,361,097	5,554,576
Less: Imputed interest	458,333	563,675
Present value of lease liabilities	$4,902,764	$4,990,901

Future minimum lease payments as of December 31, 2025 are as follows:

	December 31,	December 31,
	2025	2024
Description
2025	$-	$230,044
2026	1,324,782	230,044
2027	1,324,782	230,044
2028	1,324,782	230,044
2029	1,201,139	115,022
2030	379,091	-
Total	5,554,576	1,035,198
Less: Imputed interest	563,675	88,492
Present value of lease liabilities	$4,990,901	$946,706

Schedule of Other Information of Lease

Other information

	March 31,	December 31,
	2026	2025
Weighted-average remaining lease term (years)	3.6	3.9
Weighted-average discount rate:	5.72%	5.72%
ROU assets obtained in exchange for ROU Liability	$-	$-
Operating cash impact of finance leases	$(282,459)	$(288,927)

Other information

	December 31,	December 31,
	2025	2024
Weighted-average remaining lease term (years)	3.9	4.5
Weighted-average discount rate:	5.72%	5.19%
ROU assets obtained in exchange for ROU Liability	$8,236,478	$1,057,779
Operating cash impact of finance leases	$3,463,635	$26,847